Debts - Additional Information (Details)			1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Feb. 12, 2020 shares $ / shares	Oct. 31, 2017 USD ($)	Feb. 29, 2020 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2019 USD ($)	Apr. 04, 2018 USD ($)	Apr. 02, 2018 USD ($)	Dec. 31, 2015 USD ($) $ / shares
Line of Credit Facility [Line Items]
Aggregate principal amount of loans outstanding					$ 35,901,000		$ 35,901,000		$ 41,206,000
Revolving loan													$ 10,000,000
Accrued interest on promissory note					38,000	$ 38,000	112,000	$ 112,000
Outstanding balance on line of credit facility					10,200,000		10,200,000		10,500,000	$ 10,300,000
Changes in fair value of promissory note					(709,000)	(17,000)	(46,000)	(101,000)	(167,000)	(1,060,000)
Interest expense					191,000	191,000	569,000	567,000	758,000	710,000
Conversion price per share on convertible note payable (in dollars per share) | $ / shares	$ 5.12
Maximum number of shares of common stock issuable (in shares) | shares	3,076,171
Interest expense paid							762,000	496,000	496,000	328,000
Proceeds from qualified financing		$ 10,000,000.0
Upper limit of estimated enterprise value		250,000,000.0
Lower limit of estimated enterprise value		$ 160,000,000.0
Accounts Payable and Accrued Liabilities [Member]
Line of Credit Facility [Line Items]
Interest expense					762,000
Yaskawa
Line of Credit Facility [Line Items]
Letter of intent for development activities			$ 4,000,000.0
Yaskawa | Forecast
Line of Credit Facility [Line Items]
Proceeds from Collaborators				$ 1,000,000.0
Loan and Security Agreement (LSA)
Line of Credit Facility [Line Items]
Long-term loan facility													15,000,000.0
Aggregate principal amount of loans outstanding					10,000,000.0		10,000,000.0		15,000,000.0
Tranche A Loan
Line of Credit Facility [Line Items]
Long-term loan facility													5,000,000
Tranche B Loan
Line of Credit Facility [Line Items]
Long-term loan facility									8,000,000		$ 8,000,000.0	$ 8,000,000	8,000,000
Tranche B-1 Loan
Line of Credit Facility [Line Items]
Long-term loan facility									2,000,000			$ 2,000,000	2,000,000.0
Tranche C Note
Line of Credit Facility [Line Items]
Long-term loan facility					$ 10,000,000.0		$ 10,000,000.0		10,000,000.0
Revolving loan													$ 10,000,000.0	$ 10,000,000.0
Interest rate per annum				6.00%	6.00%		6.00%						6.00%	6.00%
Accrued interest on promissory note					$ 153,000	153,000	$ 457,000	455,000	608,000	346,000
Interest expense paid									$ 496,000	0
Yaskawa Note
Line of Credit Facility [Line Items]
Interest rate per annum		1.00%		1.00%					1.00%
Changes in fair value of promissory note							46,000		$ 167,000	1,100,000
Unsecured subordinated convertible promissory note		$ 15,000,000.0			15,448,000		15,448,000		15,336,000	15,186,000
Interest expense					38,000	$ 38,000	112,000	$ 112,000	150,000	364,000
Accrued interest on promissory note					$ 448,000		$ 448,000		$ 336,000	$ 186,000
Maximum number of shares of common stock issuable (in shares) | shares	3,076,171
Percent of price paid by purchasers of preferred stock		80.00%
SCI Note
Line of Credit Facility [Line Items]
Interest rate per annum															6.00%
Notes payable															$ 10,000,000.0
IIDA Note
Line of Credit Facility [Line Items]
Interest rate per annum															1.00%
Conversion price per share on convertible note payable (in dollars per share) | $ / shares															$ 9.82380
Notes payable															$ 3,000,000.0